Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes

NOTE 12 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2016, 2015 and 2014 consist of the following:

	(in thousands)
	2016	2015	2014
Current	$951	$546	$785
Deferred	793	859	299
Total provision for income taxes	$1,744	$1,405	$1,083

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	(in thousands)
	2016	2015	2014
Expected tax using statutory tax rate of 34%	$2,470	$2,489	$1,834

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(558)	(577)	(574)
Tax-exempt income on life insurance
contracts	(134)	(145)	(135)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(49)	(39)	(40)
Uncertain tax position reserves	(22)	(25)	(30)
Merger and acquisition costs	-	-	53
Accounting method change relating to
bad debt reserve recapture	-	(332)	-
Other, net	37	34	(25)

Total provision for income taxes	$1,744	$1,405	$1,083

The deferred income tax provision of $793,000 in 2016,  $859,000 in 2015, and $299,000 in 2014 resulted from the tax effects of temporary differences.  There was no impact for changes in tax rates or changes in the valuation allowance for deferred tax assets; however, there was a one-time tax benefit of $332,000 recognized in 2015 due to I.R.S. Revenue Procedures 2015-13 and 2015-14 released in January 2015.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	(in thousands)
	2016	2015
Deferred tax assets:
Allowance for loan losses	$1,156	$1,319
Deferred compensation	512	534
Alternative minimum tax credits	627	793
Nonaccrual loan interest	598	321
Deferred loan fees	153	143
Other real estate owned	5	319
Accrued vacation expense	134	131
Accrued profit sharing	161	160
Loans fair value adjustments	709	919
Unrealized loss on securities available-for sale	446	-
Other	86	53
Net operating loss carryforward	708	751

Total deferred tax assets	5,295	5,443
Deferred tax liabilities:
Unrealized gain on securities available-for-
sale	-	720
Federal Home Loan Bank stock dividends	849	849
Capitalized mortgage servicing rights	424	401
Prepaid expenses	75	87
Acquisition intangibles	2,679	2,471
Trust preferred fair value adjustment	200	211
Other	12	21
Total deferred tax liabilities	4,239	4,760
Net deferred tax assets	$1,056	$683

Net deferred tax assets at December 31, 2016 and 2015 are included in other assets in the consolidated balance sheets. At December 31, 2016, the Corporation had $627,000 of federal alternative minimum tax credits with an indefinite life.

The Corporation acquired over $15 million in federal loss carryforwards with the acquisition of The OSB, which losses expire in years ranging from 2026 to 2033.  Use of these losses is limited to $126,000 per year under Section 382 of the Internal Revenue Code; therefore Management has recorded in deferred tax assets the tax benefit of only $2.5 million of the losses that are more likely than not to be utilized before expiration.  There are no other acquired OSB tax losses that will be limited by Section 382.  The benefit of $2.1 million of these losses is reflected in deferred tax assets at December 31, 2016.

Management believes it is more likely than not that the benefit of recorded deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2016 and 2015.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	(in thousands)
	2016	2015
Balance at January 1	$20	$43
Reductions due to the statute of limitation	(20)	(23)
Balance at December 31	$-	$20

The Corporation had an unrecognized tax benefit of $20,000 at December 31, 2015, which was fully recognized in 2016.  The Corporation is not aware of any unrecognized tax benefits at December 31, 2016.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $1,700 at December 31, 2015.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2013.  There are no current federal examinations of the Corporation’s open tax years.